Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Earnings (loss) before taxes consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Earnings before taxes
Domestic	$203	$112	$89
Foreign	(3)	—	6
Total	$200	$112	$95
Income tax provision (benefit) consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Current:
Federal	$(1)	$—	$—
State	—	3	2
Foreign	1	2	1
	—	5	3
Deferred:
Federal	43	24	17
State	5	—	—
Foreign	(2)	(2)	—
	46	22	17
Total	$46	$27	$20
The reconciliation from the statutory federal income tax rate to our effective income tax rate follows:

	Year Ended December 31,
	2021	2020	2019
Statutory federal rate	21.0%	21.0%	21.0%
State rate, net of federal benefit	3.6%	2.3%	0.5%
Foreign rate differential	(0.2)%	0.5%	0.5%
Research & development credit, net of reserves	(0.2)%	(0.7)%	(2.3)%
Nondeductible expenses	0.9%	0.4%	0.7%
Global intangible low taxed income	—%	0.2%	1.0%
Change in valuation allowance	(1.4)%	(2.5)%	0.2%
Change in tax reserves	(0.4)%	2.2%	0.2%
Other	(0.3)%	0.7%	(0.7)%
Effective tax rate	23.0%	24.1%	21.1%
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 is as follows:

	December 31,
(Dollars in millions)	2021	2020
Deferred tax assets:
Federal net operating losses	$5	$18
State net operating losses	16	21
Tax credit carryforwards	21	23
Accrued compensation and benefits	23	26
Contract liabilities	21	20
Accrued expenses	5	5
Pension and post-retirement plans	18	24
Inventory capitalization	5	8
Other	5	8
Disallowed interest	1	1
Total gross deferred tax assets	120	154
Less valuation allowance	10	11
Deferred tax assets	110	143
Deferred tax liabilities:
Intangible assets	(41)	(44)
Fixed assets	(12)	(11)
Other	(1)	(1)
Deferred tax liabilities	(54)	(56)
Net deferred tax asset	$56	$87
Our deferred tax balance associated with our retirement benefit plans includes a deferred tax asset of $11 million and $14 million as of December 31, 2021 and 2020 respectively, that are recorded in accumulated other comprehensive earnings to recognize the funded status of our retirement plans. See‘Note 12: Pension and Other Postretirement Benefits for additional details. As of December 31, 2021 and 2020 the Company had U.S. federal net operating loss carryforwards of $28 million and $131 million, respectively, which we anticipate we will be able to apply prior to their expiration which commences in 2025. The annual utilization of approximately $28 million of certain our Federal net operating losses is subject to limitations under section 382 of the Internal Revenue Code. As of December 31, 2021 and
2020 we had apportioned state net operating loss carryforwards of $239 million and $327 million, respectively, which are associated with jurisdictions in which we currently file and the Company expects to utilize prior to expiration except for those for which we have recorded a valuation allowance. We have federal tax credit carryforwards that commence expiring in 2032, which we anticipate being able to utilize prior to their expiration.
Tax Uncertainties
The Company maintains reserves for uncertain tax positions related to unrecognized income tax benefits. These reserves involve considerable judgment and estimation and are evaluated by management at least quarterly based on the best information available. The Company’s total liability for unrecognized tax benefits as of December 31, 2021, 2020 and 2019 was approximately $22 million, $25 million and $18 million, respectively; all of which will impact the effective tax rate when recognized. Approximately $15 million, $22 million and $16 million as of December 31, 2021, 2020 and 2019, respectively, have been recorded within (and as an offset to) deferred tax assets. In addition, the Company does not believe there are any tax positions for which it is reasonably possible that the unrecognized tax benefits will vary significantly over the next 12 months. The table below summarizes the activity associated with our unrecognized tax benefits:

(Dollars in millions)	2021	2020	2019
Balance at January 1,	$25	$18	$14
Increase related to prior year tax positions	—	3	3
Increase related to current year tax positions	1	4	1
Decreases related to prior year tax positions	(4)	—	—
Lapse of statute of limitations	—	—	—
Settlements with taxing authorities	—	—	—
Balance at December 31,	$22	$25	$18
The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through the tax year ended December 31, 2016 except as it relates to the net operating loss carryforward and tax credit carryforwards. Substantially all material state and local matters have been concluded for years through the tax year ended December 31, 2015. The Company has substantially concluded all material tax matters in foreign jurisdictions for years through the tax years ending during 2016.
As of December 31, 2021, the Company has accumulated undistributed earnings generated by our foreign subsidiaries and most have been taxed in the U.S. as a result of the Tax Cuts and Jobs Act of 2017 (the “TCJA”). The TCJA allows for a dividend received deduction for repatriation of foreign earnings. We intend to indefinitely reinvest these earnings. Should the Company’s undistributed earnings from its investment in non‐U.S. subsidiaries be distributed in the future in the form of dividends or otherwise, the Company may be subject to foreign and domestic income taxes and withholding taxes.